STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 28, 2024	May 17, 2023	Mar. 06, 2023	May 31, 2024	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends						$ (7,596)	$ (7,687)	$ (15,318)	$ (15,377)
Value of cash dividend paid				$ 7,600	$ 7,600